UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam VT Small Cap Value Fund

The fund's portfolio
9/30/18 (Unaudited)

COMMON STOCKS (94.5%)(a)
	Shares	Value

Aerospace and defense (1.3%)

Esterline Technologies Corp.(NON)	10,779	$980,350

Sparton Corp.(NON)	17,800	256,854

Vectrus, Inc.(NON)	22,707	708,231

		1,945,435
Air freight and logistics (0.6%)

Atlas Air Worldwide Holdings, Inc.(NON)	15,135	964,856

		964,856
Airlines (0.7%)

Air Canada (Canada)(NON)	14,600	311,973

JetBlue Airways Corp.(NON)	42,580	824,349

		1,136,322
Auto components (0.6%)

Cooper Tire & Rubber Co.	19,200	543,360

VOXX International Corp.(NON)	62,014	322,473

		865,833
Banks (6.8%)

Bancorp, Inc. (The)(NON)	47,593	456,417

BankUnited, Inc.	8,600	304,440

Blue Hills Bancorp, Inc.	6,490	156,409

Coastal Financial Corp. (WA)(NON)	39,569	672,673

FCB Financial Holdings, Inc. Class A(NON)	13,866	657,248

First Horizon National Crop.	35,160	606,862

Fulton Financial Corp.	9,200	153,180

FVCBankcorp, Inc.(NON)	15,402	304,960

Hancock Whitney Corp.	12,350	587,243

Hope Bancorp, Inc	18,275	295,507

Independent Bank Group, Inc.	16,004	1,061,065

Investors Bancorp, Inc.	62,685	769,145

Pacific City Financial Corp.	46,413	897,627

Pinnacle Financial Partners, Inc.	5,700	342,855

Signature Bank	1,290	148,144

South State Corp.	12,100	992,200

Sterling Bancorp	56,225	1,236,950

TriCo Bancshares	3,106	119,954

Tristate Capital Holdings, Inc.(NON)	8,300	229,080

Valley National Bancorp	26,830	301,838

		10,293,797
Beverages (0.2%)

Craft Brew Alliance, Inc.(NON)	23,518	384,519

		384,519
Building products (0.6%)

Apogee Enterprises, Inc.	14,899	615,627

JELD-WEN Holding, Inc.(NON)	9,671	238,487

		854,114
Capital markets (1.1%)

Legg Mason, Inc.	18,430	575,569

Medley Management, Inc. Class A	74,006	388,532

Oaktree Capital Group, LLC (Units)	6,628	274,399

Victory Capital Holdings, Inc. Class A(NON)	38,155	363,999

		1,602,499
Chemicals (2.8%)

Axalta Coating Systems, Ltd.(NON)	62,850	1,832,706

Minerals Technologies, Inc.	4,900	331,240

OMNOVA Solutions, Inc.(NON)	9,500	93,575

Valvoline, Inc.	89,078	1,916,068

W.R. Grace & Co.	1,300	92,898

		4,266,487
Commercial services and supplies (3.1%)

ABM Industries, Inc.	23,067	743,911

Brink's Co. (The)	5,300	369,675

CECO Environmental Corp.(NON)	125,242	986,907

Clean Harbors, Inc.(NON)	23,650	1,692,867

Steelcase, Inc. Class A	26,485	489,973

Stericycle, Inc.(NON)	7,500	440,100

		4,723,433
Communications equipment (4.0%)

Applied Optoelectronics, Inc.(NON)	21,700	535,122

Ceragon Networks, Ltd. (Israel)(NON)	187,399	631,535

CommScope Holding Co., Inc.(NON)	31,200	959,712

EMCORE Corp.(NON)	19,295	91,651

Extreme Networks, Inc.(NON)	173,500	950,780

Lumentum Holdings, Inc.(NON)	8,657	518,987

Sierra Wireless, Inc. (Canada)(NON)	70,325	1,413,533

Tessco Technologies, Inc.	38,887	593,027

ViaSat, Inc.(NON)(S)	4,300	274,985

		5,969,332
Construction and engineering (2.4%)

Aecon Group, Inc. (Canada)	44,800	562,926

Construction Partners, Inc. Class A(NON)	24,673	298,543

Granite Construction, Inc.	6,700	306,190

Great Lakes Dredge & Dock Corp.(NON)	102,444	635,153

MYR Group, Inc./DE(NON)	31,836	1,039,127

Northwest Pipe, Co.(NON)	7,186	141,924

Orion Group Holdings, Inc.(NON)	46,106	348,100

Williams Scotsman Corp.(NON)	16,032	274,949

		3,606,912
Construction materials (1.7%)

Eagle Materials, Inc.	8,500	724,540

Forterra, Inc.(NON)	44,600	332,716

Summit Materials, Inc. Class A	26,900	489,042

U.S. Concrete, Inc.(NON)(S)	22,199	1,017,824

		2,564,122
Containers and packaging (0.2%)

Bemis Co., Inc.	5,042	245,041

		245,041
Diversified financial services (0.7%)

Capitol Investment Corp. IV (Units)(NON)	77,389	801,750

Jefferies Financial Group, Inc.	14,900	327,204

		1,128,954
Electrical equipment (1.5%)

Encore Wire Corp.	8,013	401,451

GrafTech International, Ltd.(S)	61,315	1,196,256

LSI Industries, Inc.	65,314	300,444

Powell Industries, Inc.	11,500	416,990

		2,315,141
Electronic equipment, instruments, and components (3.8%)

Benchmark Electronics, Inc.	8,200	191,880

Evertz Technologies, Ltd. (Canada)	33,629	428,027

Flex, Ltd.(NON)	26,245	344,334

Jabil, Inc.	29,800	806,984

Knowles Corp.(NON)	78,256	1,300,615

SYNNEX Corp.	4,400	372,680

Tech Data Corp.(NON)	24,748	1,771,214

TTM Technologies, Inc.(NON)	27,950	444,685

		5,660,419
Energy equipment and services (3.1%)

Geospace Technologies Corp.(NON)(S)	22,646	310,250

Gulf Island Fabrication, Inc.	29,605	294,570

Independence Contract Drilling, Inc.(NON)	16,253	80,290

Key Energy Services, Inc.(NON)	36,078	412,732

Mullen Group, Ltd. (Canada)	27,548	327,381

Natural Gas Services Group, Inc.(NON)	20,752	437,867

Oceaneering International, Inc.(NON)	7,300	201,480

Patterson-UTI Energy, Inc.	33,074	565,896

Select Energy Services, Inc. Class A(NON)(S)	82,690	979,050

Shelf Drilling, Ltd. (United Arab Emirates)(NON)	112,297	834,768

Trinidad Drilling, Ltd. (Canada)(NON)	164,820	236,068

		4,680,352
Entertainment (0.8%)

Lions Gate Entertainment Corp. Class A(S)	46,338	1,130,184

		1,130,184
Equity real estate investment trusts (REITs) (6.2%)

CorePoint Lodging, Inc.	42,480	826,236

DiamondRock Hospitality Co.	59,960	699,733

Forest City Realty Trust, Inc. Class A	30,705	770,388

Gaming and Leisure Properties, Inc.	29,035	1,023,484

Hersha Hospitality Trust	26,008	589,601

InfraREIT, Inc.	39,266	830,476

Mack-Cali Realty Corp.	17,200	365,672

MedEquities Realty Trust, Inc.	54,680	531,490

Outfront Media, Inc.	26,719	533,044

RLJ Lodging Trust	69,169	1,523,793

Spirit Realty Capital, Inc.	63,895	514,994

Summit Hotel Properties, Inc.	85,360	1,154,921

		9,363,832
Food and staples retail (1.1%)

Smart & Final Stores, Inc.(NON)	76,913	438,404

Sprouts Farmers Market, Inc.(NON)(S)	42,687	1,170,051

		1,608,455
Food products (2.6%)

Dean Foods Co.	46,684	331,456

Gruma SAB de CV Class B (Mexico)	83,695	1,064,010

Hain Celestial Group, Inc. (The)(NON)	44,151	1,197,375

Pilgrim's Pride Corp.(NON)	42,635	771,267

SunOpta, Inc. (Canada)(NON)	80,480	590,056

		3,954,164
Health-care equipment and supplies (0.6%)

Accuray, Inc.(NON)	91,319	410,936

Varex Imaging Corp.(NON)	15,434	442,338

		853,274
Health-care providers and services (2.0%)

Acadia Healthcare Co., Inc.(NON)(S)	20,500	721,600

Brookdale Senior Living, Inc.(NON)	123,455	1,213,563

Select Medical Holdings Corp.(NON)	34,745	639,308

Tivity Health, Inc.(NON)	11,800	379,370

		2,953,841
Health-care technology (0.5%)

athenahealth, Inc.(NON)	5,200	694,720

		694,720
Hotels, restaurants, and leisure (5.2%)

Bloomin' Brands, Inc.	61,910	1,225,199

Bojangles', Inc.(NON)	18,293	287,200

Carrols Restaurant Group, Inc.(NON)	10,500	153,300

Cedar Fair LP	38,037	1,980,967

Del Taco Restaurants, Inc.(NON)	23,000	271,630

Hilton Grand Vacations, Inc.(NON)	21,640	716,284

International Game Technology PLC	24,755	488,911

Potbelly Corp.(NON)	54,644	672,121

Red Robin Gourmet Burgers, Inc.(NON)(S)	38,893	1,561,554

Red Rock Resorts, Inc. Class A	15,500	413,075

		7,770,241
Household durables (0.6%)

Tempur Sealy International, Inc.(NON)(S)	15,900	841,110

		841,110
Insurance (1.2%)

American Equity Investment Life Holding Co.	32,280	1,141,421

Aspen Insurance Holdings, Ltd.	15,942	666,376

		1,807,797
Interactive media and services (0.9%)

Cars.com, Inc.(NON)(S)	21,990	607,144

Meet Group, Inc. (The)(NON)	54,500	269,775

Trivago NV ADR (Germany)(NON)(S)	82,053	505,446

		1,382,365
Internet and direct marketing retail (0.3%)

Groupon, Inc.(NON)	113,425	427,612

		427,612
IT Services (1.8%)

CSG Systems International, Inc.	35,090	1,408,513

Endurance International Group Holdings, Inc.(NON)	76,730	675,224

MoneyGram International, Inc.(NON)	20,917	111,906

Pagseguro Digital, Ltd. Class A (Brazil)(NON)(S)	19,660	543,992

		2,739,635
Leisure products (1.1%)

Clarus Corp.	81,895	904,940

Nautilus, Inc.(NON)	49,355	688,502

		1,593,442
Machinery (6.3%)

American Railcar Industries, Inc.(S)	16,852	776,877

Colfax Corp.(NON)	54,025	1,948,142

Deutz AG (Germany)	69,275	616,912

Evoqua Water Technologies Corp.(NON)	88,133	1,567,005

FreightCar America, Inc.(NON)	17,902	287,685

Hyster-Yale Materials Handling, Inc.	6,300	387,639

Manitex International, Inc.(NON)(S)	91,431	962,768

Manitowoc Co., Inc. (The)(NON)	46,011	1,103,804

NN, Inc.	48,569	757,676

Oshkosh Corp.	4,057	289,021

Spartan Motors, Inc.	19,906	293,614

Trinity Industries, Inc.	12,310	451,038

		9,442,181
Media (1.9%)

Beasley Broadcast Group, Inc. Class A	56,428	389,353

Central European Media Enterprises, Ltd. Class A (Czech Republic)(NON)	72,794	272,978

MDC Partners, Inc. Class A(NON)	42,297	175,533

TEGNA, Inc.	37,621	449,947

Tribune Media Co. Class A	27,755	1,066,625

tronc, Inc.(NON)	32,590	532,195

		2,886,631
Metals and mining (0.8%)

AK Steel Holding Corp.(NON)(S)	40,330	197,617

Ferroglobe PLC (United Kingdom)	68,800	562,096

Ferroglobe Representation & Warranty Insurance Trust(NON)	102,740	—

Haynes International, Inc.	12,000	426,000

		1,185,713
Multiline retail (1.8%)

Big Lots, Inc.(S)	57,847	2,417,426

Dillards, Inc. Class A(S)	3,154	240,776

		2,658,202
Oil, gas, and consumable fuels (9.3%)

Amplify Energy Corp.(NON)	18,326	183,260

Berry Petroleum Corp.(NON)	9,605	169,240

Bonanza Creek Energy, Inc.(NON)	3,200	95,296

Callon Petroleum Co.(NON)	13,800	165,462

Chaparral Energy, Inc. Class A(NON)	58,490	1,030,594

EQT Midstream Partners LP (Units)	8,594	453,591

Gran Tierra Energy, Inc. (Colombia)(NON)	75,645	288,964

Holly Energy Partners LP	8,122	255,518

Lilis Energy, Inc.(NON)	102,344	501,486

Midstates Petroleum Co., Inc.(NON)	36,897	328,752

Noble Midstream Partners LP	5,897	208,813

Panhandle Oil and Gas, Inc. Class A	13,884	256,160

Riviera Resources, Inc./Linn(NON)	55,456	1,189,531

Roan Resources, Inc.(NON)	37,297	665,751

SandRidge Energy, Inc.(NON)	66,716	725,203

Seven Generations Energy, Ltd. Class A (Canada)(NON)	89,715	1,069,648

Shell Midstream Partners LP	48,121	1,028,827

Southwestern Energy Co.(NON)	94,540	483,099

Sunoco LP (Units)	37,516	1,108,598

Vermilion Energy, Inc. (Canada)	116,892	3,851,603

		14,059,396
Paper and forest products (0.5%)

PH Glatfelter Co.	15,045	287,510

Western Forest Products, Inc. (Canada)	253,041	413,360

		700,870
Personal products (0.1%)

e.l.f. Beauty, Inc.(NON)(S)	12,914	164,395

		164,395
Pharmaceuticals (0.7%)

China Traditional Chinese Medicine Holdings Co., Ltd. (China)	1,616,000	1,098,203

		1,098,203
Professional services (0.2%)

BancTec, Inc. 144A CVR(F)	152,299	—

Willdan Group, Inc.(NON)	10,379	352,471

		352,471
Real estate management and development (0.4%)

Consolidated-Tomoka Land, Co.	6,235	388,316

Trinity Place Holdings, Inc.(NON)	35,622	216,938

		605,254
Road and rail (1.2%)

Knight-Swift Transportation Holdings, Inc.(S)	17,200	593,056

Ryder System, Inc.	3,700	270,359

US Xpress Enterprises, Inc. Class A(NON)	40,537	559,411

Werner Enterprises, Inc.	8,500	300,475

YRC Worldwide, Inc.(NON)	10,900	97,882

		1,821,183
Semiconductors and semiconductor equipment (2.5%)

AXT, Inc.(NON)	48,155	344,308

Cypress Semiconductor Corp.	121,281	1,757,362

NeoPhotonics Corp.(NON)(S)	98,689	819,119

Synaptics, Inc.(NON)	6,451	294,295

Tower Semiconductor, Ltd. (Israel)(NON)(S)	27,108	589,870

		3,804,954
Software (2.1%)

Datawatch Corp.(NON)	31,703	369,340

Micro Focus International PLC ADR (United Kingdom)(S)	82,205	1,519,148

Nuance Communications, Inc.(NON)	30,379	526,164

Progress Software Corp.	11,659	411,446

TiVo Corp.	20,865	259,769

		3,085,867
Specialty retail (3.7%)

American Eagle Outfitters, Inc.	12,200	302,926

Bed Bath & Beyond, Inc.	9,100	136,500

Cato Corp. (The) Class A	14,174	297,937

Chico's FAS, Inc.	137,000	1,187,790

Foot Locker, Inc.	22,623	1,153,321

Francesca's Holdings Corp.(NON)	16,305	60,492

Guess?, Inc.	33,508	757,281

Kirkland's, Inc.(NON)	43,370	437,603

Michaels Cos., Inc. (The)(NON)(S)	40,822	662,541

Sportsman's Warehouse Holdings, Inc.(NON)(S)	90,155	527,407

		5,523,798
Technology hardware, storage, and peripherals (0.2%)

Cray, Inc.(NON)	13,995	300,893

		300,893
Textiles, apparel, and luxury goods (0.3%)

Delta Apparel, Inc.(NON)	27,533	489,812

		489,812
Thrifts and mortgage finance (1.0%)

Kearny Financial Corp./MD	24,734	342,566

Meridian Bancorp, Inc.	34,860	592,620

Sterling Bancorp, Inc./MI	13,590	153,703

Territorial Bancorp, Inc.	14,457	427,204

		1,516,093
Trading companies and distributors (1.4%)

Herc Holdings, Inc.(NON)	38,456	1,968,942

Titan Machinery, Inc.(NON)	9,500	147,108

		2,116,050

Total common stocks (cost $144,138,886)		$142,140,206

INVESTMENT COMPANIES (3.1%)(a)
	Shares	Value

Ares Capital Corp.	76,342	$1,312,319

Golub Capital BDC, Inc.(S)	42,292	792,975

MVC Capital, Inc.	53,899	520,125

Solar Capital, Ltd.	28,952	618,994

TriplePoint Venture Growth BDC Corp.	107,851	1,465,695

Total investment companies (cost $4,581,887)		$4,710,108

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

Barclays Bank PLC

Callon Petroleum Co. (Call)	Oct-18/$8.00	$231,647	$19,320	$77,307

Citibank, N.A.

ABM Industries, Inc. (Call)	Jan-19/25.00	247,196	7,665	57,818

JPMorgan Chase Bank N.A.

Bloomin' Brands, Inc. (Call)	Oct-18/15.00	242,823	12,270	59,060

CommScope Holding Co., Inc. (Call)	Nov-18/25.00	406,770	13,224	78,711

Red Robin Gourmet Burgers, Inc. (Call)	Dec-18/40.00	279,043	6,950	25,020

UBS AG

iShares Russell 2000 ETF (Put)	Oct-18/160.00	22,250,286	132,010	36,315

Total purchased options outstanding (cost $412,978)				$334,231

SHORT-TERM INVESTMENTS (15.0%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 2.25%(AFF)	Shares	14,361,914	$14,361,914

Putnam Short Term Investment Fund 2.24%(AFF)	Shares	7,693,439	7,693,439

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.97%(P)	Shares	110,000	110,000

U.S. Treasury Bills 2.130%, 12/6/18		$25,000	24,902

U.S. Treasury Bills 2.042%, 11/8/18		210,000	209,541

U.S. Treasury Bills 2.011%, 11/1/18(SEGSF)		169,000	168,700

U.S. Treasury Bills 1.962%, 10/11/18		69,000	68,961

Total short-term investments (cost $22,637,489)			$22,637,457

TOTAL INVESTMENTS

Total investments (cost $171,771,240)			$169,822,002

WRITTEN OPTIONS OUTSTANDING at 9/30/18 (premiums $133,536) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Bank of America N.A.

Pagseguro Digital, Ltd. Class A (Put)	Oct-18/$25.00	$170,475	$6,161	$3,162
Sprouts Farmers Market, Inc. (Call)	Oct-18/27.50	91,138	3,325	2,324
Barclays Bank PLC

Applied Optoelectronics, Inc. (Call)	Oct-18/25.00	103,794	4,209	3,194
athenahealth, Inc. (Put)	Oct-18/130.00	82,030	614	1,396
Bojangles', Inc. (Put)	Oct-18/15.00	77,181	4,916	2,108
Dillard's, Inc. Class A (Put)	Oct-18/75.50	44,583	584	774
Esterline Technologies Corp. (Call)	Oct-18/90.00	92,405	1,016	2,692
Lumentum Holdings, Inc. (Put)	Oct-18/59.00	75,537	1,260	1,126
Pagseguro Digital, Ltd. Class A (Call)	Oct-18/30.00	76,480	2,764	1,728
Pagseguro Digital, Ltd. Class A (Put)	Oct-18/27.50	258,244	9,333	13,300
Pagseguro Digital, Ltd. Class A (Put)	Oct-18/25.00	33,149	1,198	615
Patterson-UTI Energy, Inc. (Put)	Oct-18/17.00	243,099	14,208	7,613
Sprouts Farmers Market, Inc. (Call)	Oct-18/27.50	151,057	5,511	3,852
Tower Semiconductor, Ltd. (Put)	Oct-18/22.00	75,703	3,479	2,610
Tower Semiconductor, Ltd. (Put)	Oct-18/21.00	79,054	3,633	1,090
Citibank, N.A.

Dillard's, Inc. Class A (Put)	Oct-18/76.50	225,127	2,949	5,282
Foot Locker, Inc. (Call)	Oct-18/47.50	114,603	2,248	8,992
Hersha Hospitality Trust (Put)	Oct-18/22.50	46,088	2,033	712
Limoneira Co. (Put)	Oct-18/25.00	79,609	3,049	1,296
Signature Bank (Put)	Oct-18/115.00	106,112	924	2,888
JPMorgan Chase Bank N.A.

Sprouts Farmers Market, Inc. (Call)	Oct-18/27.50	105,501	3,849	2,690
Sprouts Farmers Market, Inc. (Put)	Oct-18/27.50	90,371	3,297	2,476
UBS AG

iShares Russell 2000 ETF (Put)	Oct-18/150.00	22,250,286	132,010	11,247
Mattel, Inc. (Put)	Oct-18/15.50	106,116	6,759	1,307
MGIC Investment Corp. (Put)	Oct-18/13.00	307,102	23,073	5,180

Total				$89,654

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
CVR	Contingent Value Rights
ETF	Exchange Traded Fund

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $150,450,341.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$14,244,240	$75,632,670	$75,514,996	$244,205	$14,361,914
	Putnam Short Term Investment Fund**	8,647,763	140,463,870	141,418,194	179,010	7,693,439

	Total Short-term investments	$22,892,003	$216,096,540	$216,933,190	$423,215	$22,055,353
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $14,361,914, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $14,119,771. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $9,980.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $2,791,401 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to generate additional income for the portfolio, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $5,486 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $9,980 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$5,399,180	$—	$—
Consumer discretionary	20,170,050	—	—
Consumer staples	6,111,533	—	—
Energy	18,739,748	—	—
Financials	16,349,140	—	—
Health care	5,600,038	—	—
Industrials	29,278,098	—	—**
Information technology	21,561,100	—	—
Materials	8,962,233	—	—
Real estate	9,969,086	—	—
Total common stocks	142,140,206	—	—
Investment companies	4,710,108	—	—
Purchased options outstanding	—	334,231	—
Short-term investments	7,803,439	14,834,018	—

Totals by level	$154,653,753	$15,168,249	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(89,654)	$—

Totals by level	$—	$(89,654)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
** Value of Level 3 security is $—.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$334,231	$89,654

Total	$334,231	$89,654

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$280,000
Written equity option contracts (contract amount)		$380,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018